Offerings - Offering: 1	Jul. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for future issuance under the 2025 Inducement Equity Incentive Plan
Amount Registered | shares	625,967
Proposed Maximum Offering Price per Unit	132.37
Maximum Aggregate Offering Price	$ 82,859,251.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,442.86
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock") of Lattice Semiconductor Corporation (the "Registrant") that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon $132.37 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Select Market on July 24, 2026.